STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Share capital [Member]	Additional paid-in capital [Member]	Accumulated Other comprehensive income [Member]	Accumulated deficit [Member]	Non-controlling Interest [Member]
Balance at Dec. 31, 2009	$ 41,479	$ 3,266	$ 118,348	$ 1,541	$ (89,346)	$ 7,670
Balance, shares at Dec. 31, 2009	4,752,931	4,752,931
Issuance of shares in respect of Stock-based compensation	57	14	43
Issuance of shares in respect of Stock-based compensation, shares		18,250
Stock-based compensation expenses	121		121
Dividend paid to non-controlling interest	(2,250)					(2,250)
Other comprehensive income	2,281			1,751		530
Net income attributable to Non controlling interest	828					(828)
Net income (loss) attributable to Pointer shareholders	1,130				1,130
Balance at Dec. 31, 2010	43,646	3,280	118,512	3,292	(88,216)	6,778
Balance, shares at Dec. 31, 2010	4,771,181	4,771,181
Issuance of shares in respect of Stock-based compensation	281	73	208
Issuance of shares in respect of Stock-based compensation, shares		88,843
Stock-based compensation expenses	515		515
Dividend paid to non-controlling interest	(1,595)					(1,595)
Exercise of options in subsidiary			(88)			88
Sale of subsidiary (Note 1j)	426					426
Other comprehensive income	(2,986)			(2,455)		(531)
Net income attributable to Non controlling interest	41					(41)
Net income (loss) attributable to Pointer shareholders	(8,527)				(8,527)
Balance at Dec. 31, 2011	31,801	3,353	119,147	837	(96,743)	5,207
Balance, shares at Dec. 31, 2011	4,860,024	4,860,024
Issuance of shares, net	1,942	517	1,425
Issuance of shares, net, shares		694,034
Issuance of shares in respect of Stock-based compensation	5	1	4
Issuance of shares in respect of Stock-based compensation, shares		1,500
Purchase of subsidiary	133					133
Stock-based compensation expenses	265		265
Dividend paid to non-controlling interest	(1,215)					(1,215)
Exercise of options in subsidiary			(323)			323
Sale of subsidiary (Note 1j)	374					241
Purchase of non controlling interest			(228)			228
Other comprehensive income	537			290		247
Net income attributable to Non controlling interest	799					(434)
Net income (loss) attributable to Pointer shareholders	1,833				1,203
Balance at Dec. 31, 2012	$ 35,346	$ 3,871	$ 120,290	$ 1,127	$ (95,540)	$ 5,598
Balance, shares at Dec. 31, 2012	5,555,558	5,555,558